UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   November 13, 2007


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 91


Form 13F Information Table Value Total: $140,504





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2790    29810 SH       SOLE                    26535              3275
Allied Irish                   COM              019228402      528    10896 SH       SOLE                    10896
Altria Group                   COM              02209S103     1871    26906 SH       SOLE                    24831              2075
American Int'l Group           COM              026874107     2091    30916 SH       SOLE                    26466              4450
Anheuser-Busch                 COM              035229103     5992   119867 SH       SOLE                   101620             18247
Apollo Group Cl A              COM              037604105      654    10875 SH       SOLE                     7375              3500
Arrow International            COM              042764100      424     9330 SH       SOLE                     7330              2000
Avon Products                  COM              054303102     2055    54745 SH       SOLE                    48570              6175
Berkshire Hathaway A           COM              084670108     5333       45 SH       SOLE                       30                15
Berkshire Hathaway B           COM              084670207     9050     2290 SH       SOLE                     2093               197
Block (H&R)                    COM              093671105      752    35500 SH       SOLE                    35500
Cablevision Systems            COM              12686C109     2149    61507 SH       SOLE                    48016             13491
Cadbury Schweppes              COM              127209302     2170    46640 SH       SOLE                    42615              4025
Citigroup, Inc.                COM              172967101     4133    88554 SH       SOLE                    75295             13259
Clarcor, Inc.                  COM              179895107      222     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2745    47765 SH       SOLE                    42165              5600
Comcast A SPCL                 COM              20030N200     3466   144679 SH       SOLE                   117379             27300
Comcast Corp. A                COM              20030N101      355    14683 SH       SOLE                    14683
ConocoPhillips                 COM              20825C104      526     5991 SH       SOLE                     5595               396
Cost-U-Less, Inc.              COM              221492101      127    11000 SH       SOLE                    11000
Costco Wholesale               COM              22160K105     1567    25540 SH       SOLE                    23940              1600
Covidien, Ltd.                 COM              g2552x108      717    17270 SH       SOLE                    14216              3054
D&E Communications             COM              232860106      198    13914 SH       SOLE                    13914
Diageo PLC ADR                 COM              25243Q205     1042    11875 SH       SOLE                    11275               600
Donegal Group A                COM              257701201      186    11500 SH       SOLE                    11500
Dress Barn                     COM              261570105      338    19900 SH       SOLE                    19900
Expedia, Inc.                  COM              30212p105      742    23274 SH       SOLE                    23087               187
ExxonMobil Corp.               COM              30231G102     3284    35476 SH       SOLE                    24879             10597
Fulton Financial               COM              360271100      708    49216 SH       SOLE                    49216
Gannett Co.                    COM              364730101      241     5511 SH       SOLE                     4211              1300
General Electric               COM              369604103     1260    30427 SH       SOLE                    28827              1600
Genuine Parts                  COM              372460105      316     6315 SH       SOLE                     6315
Harley Davidson                COM              412822108      618    13375 SH       SOLE                    12950               425
Helmerich & Payne              COM              423452101      217     6600 SH       SOLE                     6600
Hershey Company                COM              427866108      308     6630 SH       SOLE                     3630              3000
Home Depot                     COM              437076102      674    20780 SH       SOLE                    18630              2150
IAC/InterActive Corp.          COM              45840Q101      330    11124 SH       SOLE                    10937               187
Int'l Game Tech.               COM              459902102     1295    30050 SH       SOLE                    26350              3700
J & J Snack Foods              COM              466032109      338     9700 SH       SOLE                     9700
Johnson & Johnson              COM              478160104     4238    64500 SH       SOLE                    53550             10950
Journal Register               COM              481138105       30    12500 SH       SOLE                    12500
K-Swiss Inc. A                 COM              482686102      245    10700 SH       SOLE                    10700
Kaman Corp.                    COM              483548103      276     8000 SH       SOLE                     8000
Laboratory Corp.               COM              50540R409      600     7675 SH       SOLE                     6975               700
Liberty Capital A              COM              53071m302     1674    13410 SH       SOLE                    10629              2781
Liberty Interactive A          COM              53071m104     1283    66809 SH       SOLE                    52900             13909
Lindsay Corp.                  COM              535555106      363     8300 SH       SOLE                     8300
Loews Corp.                    COM              540424108      672    13900 SH       SOLE                     8900              5000
Manpower, Inc.                 COM              56418H100      262     4065 SH       SOLE                     4065
Marathon Oil                   COM              565849106      316     5550 SH       SOLE                     5550
Martin Marietta Matrls.        COM              573284106     2873    21511 SH       SOLE                    16896              4615
McGrath Rentcorp               COM              580589109      249     7500 SH       SOLE                     7500
Medical Services Intl          COM              58463C101        0  4000000 SH       SOLE                  4000000
Mercury General                COM              589400100      705    13075 SH       SOLE                    11075              2000
Met-Pro Corp.                  COM              590876306      207    12800 SH       SOLE                    12800
Microsoft Corp.                COM              594918104     5449   184965 SH       SOLE                   153065             31900
Mohawk Industries              COM              608190104     6037    74250 SH       SOLE                    64200             10050
Nabors Industries Ltd.         COM              g6359f103      228     7415 SH       SOLE                     7415
Nat'l Penn Bancshares          COM              637138108      460    28114 SH       SOLE                    25061              3053
Nestle Reg ADR                 COM              641069406     4687    41875 SH       SOLE                    36725              5150
Novartis AG                    COM              66987v109      478     8700 SH       SOLE                     4975              3725
Nutraceutical Int'l Corp.      COM              67060Y101      211    13900 SH       SOLE                    13900
Penn National                  COM              707569109      283     4800 SH       SOLE                     4800
PepsiCo, Inc.                  COM              713448108      361     4921 SH       SOLE                     4921
Pfizer, Inc.                   COM              717081103     1074    43979 SH       SOLE                    24739             19240
Pioneer Nat'l Res. Co.         COM              723787107      765    17010 SH       SOLE                    13135              3875
Procter & Gamble               COM              742718109      742    10555 SH       SOLE                     8730              1825
Progressive Corp.              COM              743315103     6846   352700 SH       SOLE                   282075             70625
Radio One Inc. Cl D            COM              75040P405       75    20000 SH       SOLE                    20000
Respironics Inc.               COM              761230101      384     8000 SH       SOLE                     8000
Risk, George Ind.              COM              767720204      226    32400 SH       SOLE                    32400
Scripps (E.W.) Co.             COM              811054204     2580    61435 SH       SOLE                    54060              7375
Sovereign Bancorp              COM              845905108      831    48754 SH       SOLE                    48754
T J X Companies                COM              872540109     4637   159525 SH       SOLE                   136475             23050
Teledyne Technologies          COM              879360105      267     5000 SH       SOLE                     5000
Telephone & Data Sys.          COM              879433100     1821    27275 SH       SOLE                    24100              3175
Thor Industries                COM              885160101      775    17225 SH       SOLE                    15625              1600
Tiffany & Company              COM              886547108     4168    79620 SH       SOLE                    72270              7350
Timberland Co Cl C             COM              887100105      232    12225 SH       SOLE                    12225
Time Warner                    COM              887317105      576    31350 SH       SOLE                    31350
Tyco Electronics               COM              g9144p105      612    17270 SH       SOLE                    14216              3054
Tyco International             COM              902124106      766    17270 SH       SOLE                    14216              3054
USG Corp.                      COM              903293405      694    18480 SH       SOLE                    14580              3900
United Health Group            COM              91324P102     2779    57390 SH       SOLE                    45915             11475
Unitrin, Inc.                  COM              913275103      586    11825 SH       SOLE                     8025              3800
Wachovia Corp.                 COM              929903102     2121    42284 SH       SOLE                    42284
Wal-Mart Stores                COM              931142103     3056    70018 SH       SOLE                    60918              9100
Washington Post Cl B           COM              939640108     5713     7116 SH       SOLE                     6036              1080
Wells Fargo                    COM              949746101     1835    51517 SH       SOLE                    34595             16922
Whirlpool Corp.                COM              963320106     2021    22685 SH       SOLE                    18060              4625
Wrigley (Wm.), Jr.             COM              982526105      321     5000 SH       SOLE                     5000